Product Information (Detail) In Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 JPY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 JPY (¥)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Small precision motors USD ($)	Mar. 31, 2011 Small precision motors JPY (¥)	Mar. 31, 2010 Small precision motors JPY (¥)	Mar. 31, 2009 Small precision motors JPY (¥)	Mar. 31, 2011 Small precision motors Hard disk drives spindle motors USD ($)	Mar. 31, 2011 Small precision motors Hard disk drives spindle motors JPY (¥)	Mar. 31, 2010 Small precision motors Hard disk drives spindle motors JPY (¥)	Mar. 31, 2009 Small precision motors Hard disk drives spindle motors JPY (¥)	Mar. 31, 2011 Small precision motors Other small precision brushless DC motors USD ($)	Mar. 31, 2011 Small precision motors Other small precision brushless DC motors JPY (¥)	Mar. 31, 2010 Small precision motors Other small precision brushless DC motors JPY (¥)	Mar. 31, 2009 Small precision motors Other small precision brushless DC motors JPY (¥)	Mar. 31, 2011 Small precision motors Brushless DC fans USD ($)	Mar. 31, 2011 Small precision motors Brushless DC fans JPY (¥)	Mar. 31, 2010 Small precision motors Brushless DC fans JPY (¥)	Mar. 31, 2009 Small precision motors Brushless DC fans JPY (¥)	Mar. 31, 2011 Small precision motors Other small precision motors USD ($)	Mar. 31, 2011 Small precision motors Other small precision motors JPY (¥)	Mar. 31, 2010 Small precision motors Other small precision motors JPY (¥)	Mar. 31, 2009 Small precision motors Other small precision motors JPY (¥)	Mar. 31, 2011 General motors USD ($)	Mar. 31, 2011 General motors JPY (¥)	Mar. 31, 2010 General motors JPY (¥)	Mar. 31, 2009 General motors JPY (¥)	Mar. 31, 2011 Machinery USD ($)	Mar. 31, 2011 Machinery JPY (¥)	Mar. 31, 2010 Machinery JPY (¥)	Mar. 31, 2009 Machinery JPY (¥)	Mar. 31, 2011 Electronic and optical components USD ($)	Mar. 31, 2011 Electronic and optical components JPY (¥)	Mar. 31, 2010 Electronic and optical components JPY (¥)	Mar. 31, 2009 Electronic and optical components JPY (¥)	Mar. 31, 2011 Others USD ($)	Mar. 31, 2011 Others JPY (¥)	Mar. 31, 2010 Others JPY (¥)	Mar. 31, 2009 Others JPY (¥)
Net sales:
Net sales	$ 2,087,264	¥ 173,556,000	$ 2,148,635	¥ 178,659,000	$ 2,015,021	¥ 167,549,000	$ 2,029,657	¥ 168,766,000	$ 8,280,577	¥ 688,530,000	¥ 586,029,000	¥ 610,803,000	$ 3,866,386	¥ 321,490,000	¥ 330,160,000	¥ 314,073,000	$ 2,360,373	¥ 196,265,000	¥ 203,845,000	¥ 181,255,000	$ 872,411	¥ 72,541,000	¥ 75,641,000	¥ 73,187,000	$ 406,506	¥ 33,801,000	¥ 32,651,000	¥ 37,345,000	$ 227,096	¥ 18,883,000	¥ 18,023,000	¥ 22,286,000	$ 1,650,643	¥ 137,251,000	¥ 73,381,000	¥ 77,156,000	$ 929,994	¥ 77,329,000	¥ 47,966,000	¥ 69,435,000	$ 1,417,234	¥ 117,843,000	¥ 105,743,000	¥ 122,552,000	$ 416,320	¥ 34,617,000	¥ 28,779,000	¥ 27,587,000